Financial Instruments and Risks Management- Fair value hierarchy (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments and Risks
Financial assets	R$ 14,298,290	R$ 28,780,120
Financial liabilities	74,082,444	39,403,941
Fair value
Financial Instruments and Risks
Financial assets	18,020,853	26,528,404
Financial liabilities	2,917,913	1,636,700
Fair value | Level 1
Financial Instruments and Risks
Financial assets	1,631,319	14,933,513
Fair value | Level 2
Financial Instruments and Risks
Financial assets	5,797,987	6,658,986
Financial liabilities	2,917,913	1,636,700
Fair value | Level 3
Financial Instruments and Risks
Financial assets	10,591,547	4,935,905
Amortized cost
Financial Instruments and Risks
Financial assets	6,848,937	7,187,621
Amortized cost | Fair value
Financial Instruments and Risks
Financial assets	10,571,499	4,935,905
Amortized cost | Fair value | Biologic assets
Financial Instruments and Risks
Financial assets	10,571,499	4,935,905
Amortized cost | Fair value | Level 3
Financial Instruments and Risks
Financial assets	10,571,499	4,935,905
Amortized cost | Fair value | Level 3 | Biologic assets
Financial Instruments and Risks
Financial assets	10,571,499	4,935,905
Fair value through other comprehensive income
Financial Instruments and Risks
Financial assets	20,048
Fair value through other comprehensive income | Fair value
Financial Instruments and Risks
Financial assets	20,048
Fair value through other comprehensive income | Fair value | Other investments
Financial Instruments and Risks
Financial assets	20,048
Fair value through other comprehensive income | Fair value | Level 3
Financial Instruments and Risks
Financial assets	20,048
Fair value through other comprehensive income | Fair value | Level 3 | Other investments
Financial Instruments and Risks
Financial assets	20,048
Fair value through profit or loss
Financial Instruments and Risks
Financial assets	7,429,306	21,592,499
Fair value through profit or loss | Fair value
Financial Instruments and Risks
Financial assets	7,429,306	21,592,499
Fair value through profit or loss | Fair value | Marketable securities
Financial Instruments and Risks
Financial assets	6,330,334	21,098,565
Fair value through profit or loss | Fair value | Derivative financial instruments
Financial Instruments and Risks
Financial assets	1,098,972	493,934
Fair value through profit or loss | Fair value | Level 1
Financial Instruments and Risks
Financial assets	1,631,319	14,933,513
Fair value through profit or loss | Fair value | Level 1 | Marketable securities
Financial Instruments and Risks
Financial assets	1,631,319	14,933,513
Fair value through profit or loss | Fair value | Level 2
Financial Instruments and Risks
Financial assets	5,797,987	6,658,986
Fair value through profit or loss | Fair value | Level 2 | Marketable securities
Financial Instruments and Risks
Financial assets	4,699,015	6,165,052
Fair value through profit or loss | Fair value | Level 2 | Derivative financial instruments
Financial Instruments and Risks
Financial assets	1,098,972	493,934
Amortized cost
Financial Instruments and Risks
Financial liabilities	71,164,531	37,767,241
Fair value through profit or loss
Financial Instruments and Risks
Financial liabilities	2,917,913	1,636,700
Fair value through profit or loss | Fair value
Financial Instruments and Risks
Financial liabilities	2,917,913	1,636,700
Fair value through profit or loss | Fair value | Derivative financial instruments
Financial Instruments and Risks
Financial liabilities	2,917,913	1,636,700
Fair value through profit or loss | Fair value | Level 2
Financial Instruments and Risks
Financial liabilities	2,917,913	1,636,700
Fair value through profit or loss | Fair value | Level 2 | Derivative financial instruments
Financial Instruments and Risks
Financial liabilities	R$ 2,917,913	R$ 1,636,700